UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARCH 31, 2012 MARKET VALUES OF CERTAIN SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE"). LBIE'S ADMINISTRATORS HAVE INDICATED THAT SOME OF THESE SECURITIES HAVE BEEN REHYPOTHECATED, AND TO THE EXTENT SECURITIES WERE IN FACT REHYPOTHECATED, THEY WILL NOT BE RETURNED TO THE REPORTING PERSON. AS OF MARCH 31, 2012 THE REPORTING PERSON IS UNABLE TO ASCERTAIN PRECISELY WHICH SECURITIES ONCE HELD AT LBIE WILL BE RETURNED AND WHICH WILL NOT, AND IS REPORTING ALL SECURITIES ONCE HELD AT LBIE, VALUED AT MARCH 31, 2012 MARKET VALUES, IN THIS REPORT. THIS REPORT ALSO OMITS CERTAIN SECURITIES DERIVED FROM SECURITIES HELD AT LBIE ON SEPTEMBER 12, 2008 THAT SUBSEQUENTLY EXPERIENCED CORPORATE ACTIONS ("DERIVED ASSETS") TO WHICH THE REPORTING PERSON BELIEVES IT HAS RIGHTS, BUT WHICH HAVE NOT BEEN VERIFIED BY LBIE'S ADMINISTRATOR. WHEN FURTHER INFORMATION BECOMES AVAILABLE FROM LBIE'S ADMINISTRATORS CONFIRMING WHICH SECURITIES WERE REHYPOTHECATED AND WHICH WERE NOT, THE REPORTING PERSON EXPECTS TO ADJUST THE SECURITIES REPORTED IN ITS
SCHEDULE 13F ACCORDINGLY.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576

Signature, Place, and Date of Signing

/s/ John W. McCullough           Birmingham, Alabama       May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                 Name

         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  105

Form 13F Information Table Value Total:  $337,032
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

1.   028-14263                Harbert Event Opportunities GP, LLC
2.   028-14264                Harbert Event Opportunities Master Fund, Ltd.
3.   028-14261                Harbert Value Fund GP, LLC
4.   028-14262                Harbert Value Master Fund, Ltd.
--   ------------             --------------------------------------------


                                                      FORM 13F INFORMATION TABLE
                                                   Harbert Management Corporation
                                                             March 31, 2012


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE    SHARED  NONE
--------------                 --------         -----       --------  -------   --- ----  ----------  ----    ----    ------  ----
ABERCROMBIE & FITCH CO         CL A             002896207    4,961     100,000      CALL  DEFINED     1, 2
ABERCROMBIE & FITCH CO         CL A             002896207      992      20,000  SH        DEFINED     1, 2       20,000
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    1,375      80,000  SH        DEFINED     3, 4       80,000
AMYLIN PHARMACEUTICALS INC     COM              032346108      624      25,000      PUT   DEFINED     1, 2       25,000
AMYLIN PHARMACEUTICALS INC     COM              032346108      749      30,000  SH        DEFINED     1, 2       30,000
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105      942      33,716  SH        SOLE        NONE       33,716
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    9,081     325,000  SH        DEFINED     3, 4      325,000
BOSTON BEER INC                CL A             100557107      299       2,800      PUT   SOLE        NONE        2,800
BOSTON BEER INC                CL A             100557107    2,787      26,100      PUT   DEFINED     3, 4       26,100
BRINKS CO                      COM              109696104      119       5,000  SH        DEFINED     3, 4        5,000
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    1,913      80,000  SH        DEFINED     3, 4       80,000
CBS CORP NEW                   CL B             124857202    1,187      35,000  SH        DEFINED     3, 4                    35,000
CISCO SYS INC                  COM              17275R102      878      41,497  SH        SOLE        NONE       41,497
CISCO SYS INC                  COM              17275R102    8,460     400,000  SH        DEFINED     3, 4      400,000
CIT GROUP INC                  COM NEW          125581801    1,173      28,437  SH        SOLE        NONE       28,437
CIT GROUP INC                  COM NEW          125581801   11,341     275,000  SH        DEFINED     3, 4      275,000
CLEARWATER PAPER CORP          COM              18538R103      408      12,286  SH        DEFINED     3, 4       12,286
COLLECTIVE BRANDS INC          COM              19421W100       20       1,000  SH        DEFINED     1, 2        1,000
CONVERGYS CORP                 COM              212485106      681      51,000      CALL  DEFINED     1, 2
CONVERGYS CORP                 COM              212485106    2,003     150,000  SH        DEFINED     1, 2      150,000
COTT CORP QUE                  COM              22163N106    4,613     700,000  SH        DEFINED     3, 4      700,000
COTT CORP QUE                  COM              22163N106      435      65,937  SH        SOLE        NONE       65,937
DIAMOND FOODS INC              COM              252603105      178       7,800      PUT   SOLE        NONE        7,800
DIAMOND FOODS INC              COM              252603105    1,141      50,000      CALL  DEFINED     1, 2
DIAMOND FOODS INC              COM              252603105    1,705      74,700      PUT   DEFINED     3, 4       74,700
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105   14,159     175,000      PUT   DEFINED     1, 2      175,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    8,269     102,200      CALL  DEFINED     1, 2
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105   10,114     125,000  SH        DEFINED     1, 2      125,000
DONNELLEY R R & SONS CO        COM              257867101      248      20,000  SH        DEFINED     3, 4       20,000
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    2,413      60,000  SH        DEFINED     3, 4       60,000
EARTHLINK INC                  COM              270321102      999     125,000  SH        DEFINED     3, 4      125,000
ECHOSTAR CORP                  CL A             278768106    1,069      38,000  SH        DEFINED     3, 4       38,000
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205      558      14,407  SH        SOLE        NONE       14,407
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    5,422     140,000  SH        DEFINED     3, 4      140,000
ENZON PHARMACEUTICALS INC      COM              293904108      148      21,643  SH        SOLE        NONE       21,643
EXELIS INC                     COM              30162A108    1,296     103,477  SH        SOLE        NONE      103,477
EXELIS INC                     COM              30162A108   12,520    1,000,000 SH        DEFINED     3, 4    1,000,000
EXELON CORP                    COM              30161N101      814      20,749  SH        SOLE        NONE       20,749
EXPRESS SCRIPTS INC            COM              302182100    2,796      51,600      PUT   DEFINED     1, 2       51,600
EXPRESS SCRIPTS INC            COM              302182100    8,127     150,000      CALL  DEFINED     1, 2
EXPRESS SCRIPTS INC            COM              302182100    2,709      50,000  SH        DEFINED     1, 2       50,000
GENERAL MTRS CO                COM              37045V100    2,565     100,000  SH        DEFINED     3, 4      100,000
GENERAL MTRS CO                JR PFD CNV SRB   37045V209    1,256      30,000  SH        DEFINED     3, 4                    30,000
GENERAL MTRS CO                COM              37045V100      266      10,374  SH        SOLE        NONE       10,374
GENERAL MTRS CO                JR PFD CNV SRB   37045V209      130       3,112  SH        SOLE        NONE                     3,112
GOODRICH CORP                  COM              382388106    5,645      45,000      CALL  DEFINED     1, 2
GOODRICH CORP                  COM              382388106    5,958      47,500  SH        DEFINED     1, 2       47,500
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    6,016     400,000      PUT   DEFINED     1, 2      400,000
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    4,512     300,000  SH        DEFINED     1, 2      300,000
HILLTOP HOLDINGS INC           COM              432748101      610      72,651  SH        SOLE        NONE       72,651
HILLTOP HOLDINGS INC           COM              432748101    5,873     700,000  SH        DEFINED     3, 4      700,000
HUBBELL INC                    CL B             443510201    1,124      14,300  SH        DEFINED     3, 4       14,300
ILLUMINA INC                   COM              452327109    5,261     100,000  SH        DEFINED     1, 2      100,000
INTERVAL LEISURE GROUP INC     COM              46113M108      548      31,491  SH        SOLE        NONE       31,491
ITT CORP NEW                   COM NEW          450911201   11,470     500,000  SH        DEFINED     3, 4      500,000
ITT CORP NEW                   COM NEW          450911201    1,193      51,993  SH        SOLE        NONE       51,993
JOHN BEAN TECHNOLOGIES CORP    COM              477839104      377      23,300  SH        DEFINED     3, 4       23,300
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    2,291     120,000  SH        DEFINED     3, 4      120,000
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106      617       7,000  SH        DEFINED     3, 4        7,000
LIZ CLAIBORNE INC              COM              539320101      668      50,000      CALL  DEFINED     1, 2
LIZ CLAIBORNE INC              COM              539320101    2,338     175,000  SH        DEFINED     1, 2      175,000
LOEWS CORP                     COM              540424108      827      20,749  SH        SOLE        NONE       20,749
LOEWS CORP                     COM              540424108    7,974     200,000  SH        DEFINED     3, 4      200,000
LOUISIANA PAC CORP             COM              546347105    1,230     131,500  SH        DEFINED     3, 4      131,500
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100      452      10,361  SH        SOLE        NONE       10,361
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    4,365     100,000  SH        DEFINED     3, 4      100,000
MARATHON OIL CORP              COM              565849106    1,052      33,198  SH        SOLE        NONE       33,198
MARATHON OIL CORP              COM              565849106   10,144     320,000  SH        DEFINED     3, 4      320,000
MARATHON PETE CORP             COM              56585A102      250       5,760  SH        SOLE        NONE        5,760
MEDCO HEALTH SOLUTIONS INC     COM              58405U102       63         900  SH        DEFINED     1, 2          900
MERCURY COMPUTER SYS           COM              589378108    1,670     126,000  SH        DEFINED     3, 4      126,000
MONSTER WORLDWIDE INC          COM              611742107    1,950     200,000      CALL  DEFINED     1, 2
MONSTER WORLDWIDE INC          COM              611742107    1,365     140,000  SH        DEFINED     1, 2      140,000
MUELLER WTR PRODS INC          COM SER A        624758108      163      49,000  SH        DEFINED     3, 4       49,000
NABORS INDUSTRIES LTD          SHS              G6359F103      350      20,000  SH        DEFINED     3, 4       20,000
ODYSSEY MARINE EXPLORATION I   COM              676118102      326     105,000  SH        DEFINED     1, 2      105,000
PEP BOYS MANNY MOE & JACK      COM              713278109    7,160     479,900      CALL  DEFINED     1, 2
PEP BOYS MANNY MOE & JACK      COM              713278109    4,483     300,500  SH        DEFINED     1, 2      300,500
PICO HLDGS INC                 COM NEW          693366205    1,055      45,000  SH        DEFINED     3, 4       45,000
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100      755      20,687  SH        SOLE        NONE       20,687
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100    7,300     200,000  SH        DEFINED     3, 4      200,000
POTLATCH CORP NEW              COM              737630103    1,348      43,000  SH        DEFINED     3, 4       43,000
QUEST SOFTWARE INC             COM              74834T103      116       5,000  SH        DEFINED     1, 2        5,000
RADIOSHACK CORP                COM              750438103      560      90,000  SH        DEFINED     3, 4       90,000
SAFETY INS GROUP INC           COM              78648T100      864      20,748  SH        SOLE        NONE       20,748
SAFETY INS GROUP INC           COM              78648T100    9,994     240,000  SH        DEFINED     3, 4      240,000
SANOFI                         SPONSORED ADR    80105N105    1,206      31,123  SH        SOLE        NONE                    31,123
SANOFI                         SPONSORED ADR    80105N105   11,625     300,000  SH        DEFINED     3, 4                   300,000
SOLUTIA INC                    COM NEW          834376501    1,956      70,000  SH        DEFINED     1, 2       70,000
SUNOCO INC                     COM              86764P109      693      18,155  SH        SOLE        NONE       18,155
SUNOCO INC                     COM              86764P109    6,676     175,000  SH        DEFINED     3, 4      175,000
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      168       4,452  SH        SOLE        NONE        4,452
TAT TECHNOLOGIES LTD           ORD NEW          M8740S227       28       6,450  SH        DEFINED     3, 4        6,450
THOMAS & BETTS CORP            COM              884315102    5,393      75,000  SH        DEFINED     1, 2       75,000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    4,151     150,000  SH        DEFINED     3, 4                   150,000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      431      15,561  SH        SOLE        NONE                    15,561
VULCAN MATLS CO                COM              929160109    2,137      50,000      CALL  DEFINED     1, 2
WALTER ENERGY INC              COM              93317Q105      592      10,000  SH        DEFINED     3, 4       10,000
WALTER INVT MGMT CORP          COM              93317W102       82       3,652  SH        DEFINED     3, 4        3,652
WESTERN DIGITAL CORP           COM              958102105      857      20,716  SH        SOLE        NONE       20,716
WESTERN DIGITAL CORP           COM              958102105    8,278     200,000  SH        DEFINED     3, 4      200,000
YAHOO INC                      COM              984332106      789      51,872  SH        SOLE        NONE       51,872
YAHOO INC                      COM              984332106    7,610     500,000  SH        DEFINED     3, 4      500,000
ZOLL MED CORP                  COM              989922109   23,158     250,000      CALL  DEFINED     1, 2
ZOLL MED CORP                  COM              989922109    6,947      75,000  SH        DEFINED     1, 2       75,000


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